Note 33 - Commitments and guarantees given (Tables)	12 Months Ended
Dec. 31, 2020
Commitments and Guarantees given
Loan commitments, financial guarantees and other commitments
Commitments and guarantees given (Millions of Euros)
	Notes	2020	2019	2018
Loan commitments given	7.2.2	132.584	130.923	118.959
Of which: defaulted		265	270	247
General governments		2.919	3.117	2.318
Credit institutions		11.426	11.742	9.635
Other financial corporations		5.862	4.578	5.664
Non-financial corporations		71.011	65.475	58.405
Households		41.366	46.011	42.936
Financial guarantees given	7.2.2	10.665	10.984	16.454
Of which: defaulted (*)		290	224	332
Central banks		1	-	2
General governments		132	125	159
Credit institutions		339	995	1.274
Other financial corporations		587	583	730
Non-financial corporations		9.376	8.986	13.970
Households		231	295	319
Other commitments given	7.2.2	36.190	39.209	35.098
Of which: defaulted (*)		477	506	408
Central banks		124	1	1
General governments		199	521	248
Credit institutions		5.285	5.952	5.875
Other financial corporations		2.902	2.902	2.990
Non-financial corporations		27.496	29.682	25.723
Households		182	151	261
Total	7.2.2	179.440	181.116	170.511